Other Financial Assets - Additional Information (Detail) - Yellowhead Mining Inc. [member] - CAD ($) $ in Thousands	Dec. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Stock issued on share exchange	$ 17,300
Marketable securities [member]
Disclosure of financial assets [line items]
Percentage of ownership interest		21.00%	18.50%
Fair value of ownership interest		$ 2,810	$ 1,221